UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	VANGUARD CALIFORNIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard California Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.2%)
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.00%	12/1/2015 (2)	$ 9,180	$ 10,478
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2014 (1)	10,150	11,223
Alameda County CA (Medical Center) COP	5.25%	6/1/2008 (1)(ETM)	1,965	2,182
Alameda County CA (Medical Center) COP	5.25%	6/1/2009 (1)(ETM)	2,910	3,223
Alameda County CA (Medical Center) COP	5.25%	6/1/2012 (1)(ETM)	1,595	1,765
Alameda County CA (Medical Center) COP	5.25%	6/1/2013 (1)(ETM)	1,785	1,975
Alameda County CA (Medical Center) COP	5.375%	6/1/2014 (1)(ETM)	1,880	2,092
Alameda County CA (Medical Center) COP	5.375%	6/1/2015 (1)(ETM)	3,960	4,408
Alameda County CA COP	5.375%	12/1/2010 (1)	2,000	2,258
Alameda County CA COP	5.375%	12/1/2012 (1)	11,000	12,469
Alameda County CA COP	5.375%	12/1/2013 (1)	13,930	15,792
Alameda County CA COP	5.375%	12/1/2014 (1)	4,790	5,430
Alameda County CA COP	5.375%	12/1/2015 (1)	1,500	1,664
Anaheim CA Public Finance Auth. Electric System Rev	5.25%	10/1/2014 (4)	2,330	2,613
Anaheim CA Public Finance Auth. Electric System Rev	5.00%	10/1/2015 (4)	4,010	4,354
Anaheim CA Public Finance Auth. Electric System Rev	5.00%	10/1/2016 (4)	5,000	5,392
Anaheim CA Public Finance Auth. Electric System Rev	5.00%	10/1/2016 (1)	1,915	2,081
Anaheim CA Public Finance Auth. Electric System Rev	5.25%	10/1/2017 (4)	2,750	3,038
Anaheim CA Union High School Dist. GO	5.375%	8/1/2015 (4)	1,000	1,122
Anaheim CA Union High School Dist. GO	5.375%	8/1/2016 (4)	1,250	1,398
Anaheim CA Union High School Dist. GO	5.375%	8/1/2017 (4)	2,235	2,495
Antioch CA Public Finance Auth. Reassessment Rev	5.00%	9/2/2013 (2)	11,705	12,576
Burbank CA Public Finance Auth	5.25%	12/1/2012 (2)	3,540	4,008
Burbank CA Public Finance Auth	5.25%	12/1/2013 (2)	4,615	5,226
CSUCI Financing Auth. Rev. CA Rental Hsg & Town Cntr	2.50%	8/1/2007 LOC	15,000	15,088
Cabrillo CA Community College Dist. Rev	0.00%	8/1/2011 (3)	2,465	1,915
Cabrillo CA Community College Dist. Rev	0.00%	8/1/2012 (3)	2,525	1,863
Cabrillo CA Community College Dist. Rev	0.00%	8/1/2013 (3)	2,590	1,807
Cabrillo CA Community College Dist. Rev	0.00%	8/1/2014 (3)	2,655	1,759
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds	5.00%	2/1/2008 (2)	13,500	14,756
California Dept. of Veteran Affairs Rev	4.95%	12/1/2012	2,375	2,506
California Dept. of Veteran Affairs Rev	5.05%	12/1/2013	4,030	4,241
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014	360	428
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015	380	454
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016	400	480
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.60%	10/1/2009	2,680	2,989
California GO	5.50%	6/1/2006	3,260	3,460
California GO	5.00%	2/1/2008	1,000	1,080
California GO	6.50%	2/1/2008	1,120	1,264
California GO	5.25%	10/1/2009	1,835	2,034
California GO	5.75%	12/1/2009 (3)	11,765	13,475
California GO	5.25%	10/1/2010	1,000	1,117
California GO	5.75%	10/1/2010	1,250	1,430
California GO	5.00%	2/1/2011	1,180	1,297
California GO	5.75%	2/1/2011 (3)	6,500	7,452
California GO	5.25%	2/1/2014	10,000	11,087
California GO	5.40%	12/1/2014 (1)	2,780	2,933
California GO	5.375%	4/1/2015	7,095	7,793
California GO VRDO	1.40%	9/1/2004 LOC	2,000	2,000
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.00%	3/1/2016	2,170	2,250
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.00%	3/1/2019	1,025	1,047
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	7.00%	7/1/2005 (2)	3,410	3,563
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	7.00%	7/1/2006 (2)	3,395	3,717
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2007 (1)(Prere.)	975	1,093
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2007 (1)(Prere.)	1,060	1,188
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2007 (1)(Prere.)	905	1,014
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2007 (1)(Prere.)	1,170	1,311
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2007 (1)(Prere.)	1,075	1,205
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2008 (1)	2,315	2,558
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/2009 (2)	5,000	5,265
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2010 (1)	2,155	2,373
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.75%	7/1/2010 (1)	7,000	7,582
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2011 (1)	2,780	3,061
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.50%	7/1/2012 (1)	2,560	2,819
California Health Fac. Finance Auth. Rev. (Children's Hosp.)	6.00%	7/1/2006 (1)	1,000	1,078
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.25%	6/1/2009 (4)(ETM)	6,290	7,004
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.00%	10/1/2009 (1)	7,140	6,076
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.25%	10/1/2009 (2)(ETM)	10,525	11,685
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.25%	6/1/2010 (4)(ETM)	5,310	5,851
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.25%	6/1/2011 (4)(ETM)	7,250	8,001
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.25%	10/1/2016 (ETM)	5,000	5,460
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.00%	8/15/2014 (2)	2,280	2,501
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.00%	8/15/2015 (2)	2,245	2,444
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.00%	8/15/2016 (2)	2,515	2,718
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.00%	8/15/2017 (2)	2,630	2,828
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.75%	7/1/2005 (1)	3,335	3,452
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.75%	7/1/2006 (1)	2,415	2,592
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.50%	7/1/2010 (1)	3,570	3,931
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.00%	10/1/2009 (2)	4,490	5,169
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.00%	11/15/2014	2,715	2,899
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.00%	11/15/2015	3,000	3,181
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.00%	11/15/2016	6,275	6,606
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.25%	5/1/2009 (4)	3,500	3,744
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.25%	5/1/2011 (4)	1,700	1,819
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.50%	8/15/2012 (4)	3,000	3,311
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.50%	8/15/2012 (4)	5,410	5,970
California Health Fac. Finance Auth. Rev. (catholic Healthcare West)	5.50%	7/1/2009 (1)	2,520	2,757
California Housing Finance Agency Home Mortgage Rev	5.85%	8/1/2016 (1)	2,805	2,958
California Housing Finance Agency Home Mortgage Rev	6.25%	8/1/2016	1,110	1,162
California Housing Finance Agency Home Mortgage Rev	0.00%	8/1/2027 (1)	1,440	415
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.50%	6/1/2012 (1)	1,300	1,476
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.50%	6/1/2014 (1)	2,935	3,324
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.50%	6/1/2015 (1)	2,245	2,526
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.00%	10/1/2014	2,500	2,774
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.00%	10/1/2015	3,500	3,818
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.00%	10/1/2016	4,500	4,876
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.00%	10/1/2010	1,325	1,436
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.00%	10/1/2011	1,275	1,379
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.00%	10/1/2012	2,950	3,176
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.00%	10/1/2013	2,350	2,510
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.50%	10/1/2014	2,250	2,453
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.50%	10/1/2015	2,430	2,635
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.50%	10/1/2016	3,620	3,907
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.50%	10/1/2017	3,820	4,106
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.25%	10/1/2013 (2)	18,000	20,383
California Infrastructure & Econ. Dev. Bank Rev. VRDO	1.34%	9/1/2004 (2)	6,400	6,400
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.90%	6/1/2014 (1)	17,135	20,177
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.00%	3/1/2006	10,000	9,955
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	2.00%	12/1/2004	4,000	3,999
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.25%	12/1/2017	5,000	5,218
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.25%	12/1/2017	5,000	5,218
California Public Works Board Lease Rev. (California State Univ.)	5.30%	10/1/2015 (2)	6,655	7,212
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2006	8,445	8,866
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2007	3,600	3,849
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2008	7,085	7,646
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2009	9,000	9,766
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	1/1/2010 (2)	10,000	10,664
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2010	4,000	4,349
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2011	3,500	3,800
California Public Works Board Lease Rev. (Dept. of Corrections)	5.25%	6/1/2011 (2)	5,050	5,666
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	6/1/2012	5,000	5,420
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00%	12/1/2012 (1)	10,625	11,824
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	1/1/2014 (2)	5,975	6,375
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2014 (1)	4,400	4,791
California Public Works Board Lease Rev. (Secretary of State)	6.50%	12/1/2008 (2)	5,000	5,817
California Public Works Board Lease Rev. (Univ. of California)	5.50%	9/1/2008 (2)	5,185	5,754
California Public Works Board Lease Rev. (Univ. of California)	5.50%	9/1/2009 (2)	4,015	4,410
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2016 (1)	4,750	5,171
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2009	10,000	11,141
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2010	3,500	3,929
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2011	7,000	7,892
California State Dept. of Water Resources Power Supply Rev. VRDO	1.31%	9/1/2004 LOC	11,100	11,100
California State Dept. of Water Resources Power Supply Rev. VRDO	1.34%	9/1/2004 LOC	3,000	3,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.35%	9/8/2004 LOC	17,800	17,800
California State Dept. of Water Resources Power Supply Rev. VRDO	1.40%	9/1/2004 LOC	6,500	6,500
California State Dept. of Water Resources Power Supply Rev	5.25%	5/1/2012 (1)	10,000	11,239
California Dept. of Water Resources Water System Rev. (Central Valley)	5.00%	12/1/2012 (3)	3,640	4,062
California State Econ. Recovery Bonds	5.00%	7/1/2009	18,000	19,898
California State Univ. Rev. Systemwide	4.00%	11/1/2006 (4)	1,945	2,042
California State Univ. Rev. Systemwide	4.00%	11/1/2007 (4)	2,945	3,131
California State Univ. Rev. Systemwide	5.375%	11/1/2014 (3)	5,390	6,085
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Seascape) PUT	5.25%	6/1/2008	2,000	2,120
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.00%	7/1/2009	2,310	2,562
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.00%	6/1/2008 (1)	1,000	1,129
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.00%	6/1/2009 (1)	3,615	4,136
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.00%	6/1/2011 (1)	2,365	2,750
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.90%	5/15/2008	1,440	1,524
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.05%	5/15/2008	2,500	2,630
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.25%	5/15/2013	5,545	5,774
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.85%	8/1/2006	35,390	36,676
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopaedic Hosp. Foundation)	5.125%	6/1/2013 (2)	1,530	1,651
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopaedic Hosp. Foundation)	5.25%	6/1/2014 (2)	1,610	1,744
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.00%	10/1/2013	6,920	7,816
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.00%	10/1/2014	5,335	5,957
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.00%	10/1/2015	7,780	8,634
California Statewide Community Dev. Auth. Rev. (Republic Services Inc.)	4.95%	12/1/2012	11,500	11,941
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.50%	8/1/2015 (2)	4,685	5,148
California Veterans GO	4.85%	12/1/2011	1,750	1,854
California Veterans GO	5.40%	12/1/2014	4,445	4,676
Capistrano CA Unified Public Schools Rev	6.00%	9/1/2004 (2)	2,160	2,160
Capistrano CA Unified Public Schools Rev	6.00%	9/1/2005 (2)	2,395	2,502
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.50%	8/1/2010 (2)	3,095	3,673
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	30,000	31,617
Clovis CA USD GO	0.00%	8/1/2005 (3)(ETM)	5,000	4,926
Clovis CA USD GO	0.00%	8/1/2007 (3)(ETM)	15,000	14,078
Clovis CA USD GO	0.00%	8/1/2008 (3)(ETM)	14,265	12,890
Clovis CA USD GO	0.00%	8/1/2011 (3)	2,675	2,078
Clovis CA USD GO	0.00%	8/1/2012 (3)	4,715	3,479
Compton CA USD GO	5.25%	9/1/2015 (1)	1,295	1,446
Compton CA USD GO	5.25%	9/1/2016 (1)	1,460	1,622
Compton CA USD GO	5.25%	9/1/2017 (1)	1,645	1,821
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.00%	11/1/2007 (1)	2,000	2,243
Culver City CA Redev. Financing Auth	5.375%	11/1/2016 (4)	3,260	3,612
El Dorado County CA Public Agency Finance Auth. Rev	5.60%	2/15/2012 (3)	3,900	4,176
El Dorado County CA Public Agency Finance Auth. Rev	5.50%	2/15/2021 (3)	2,420	2,576
Foothill-De Anza CA Community College Dist. GO	6.00%	8/1/2010 (Prere.)	1,150	1,361
Foothill-De Anza CA Community College Dist. GO	6.00%	8/1/2010 (Prere.)	1,235	1,462
Foothill-De Anza CA Community College Dist. GO	6.00%	8/1/2011	1,330	1,545
Foothill/Eastern Corridor Agency California Toll Road Rev	5.25%	1/15/2013 (1)*	5,000	5,561
Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/2015 (1)*	5,000	5,510
Fresno CA Airport Rev	6.00%	7/1/2013 (4)	2,975	3,355
Fresno CA Airport Rev	6.00%	7/1/2015 (4)	2,290	2,559
Glendale CA School Dist. GO	5.75%	9/1/2017 (3)	3,790	4,219
Golden State Tobacco Securitization Corp. California	5.50%	6/1/2019	22,000	22,694
Imperial Irrigation Dist. of California (Electric System) COP	5.20%	11/1/2009 (1)	7,900	8,820
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.00%	11/1/2010 (2)	1,470	1,631
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.00%	11/1/2011 (2)	1,665	1,848
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2012 (2)	2,540	2,843
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2013 (2)	1,870	2,092
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.60%	9/2/2015 (2)	2,925	3,023
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.70%	9/2/2016 (2)	3,045	3,147
Irvine CA Ranch Water Dist. Rev. VRDO	1.33%	9/1/2004 LOC	100	100
Irvine CA USD VRDO	1.33%	9/1/2004 LOC	1,900	1,900
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2015 (3)	1,040	1,166
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2016 (3)	1,200	1,342
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2017 (3)	1,380	1,540
Long Beach CA Finance Auth. Lease Rev	6.00%	11/1/2009 (2)	3,735	4,313
Long Beach CA Finance Auth. Lease Rev	6.00%	11/1/2010 (2)	3,860	4,500
Long Beach CA Finance Auth. Lease Rev	6.00%	11/1/2017 (2)	3,670	4,358
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.50%	11/1/2014 (2)	3,435	3,890
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.25%	5/1/2014 (2)	2,035	2,259
Long Beach CA Harbor Rev	5.50%	5/15/2007	7,670	8,293
Long Beach CA Harbor Rev	4.00%	5/15/2008 (3)	6,820	7,108
Long Beach CA Harbor Rev	5.50%	5/15/2008	8,095	8,862
Long Beach CA Harbor Rev	6.00%	5/15/2009 (3)	2,770	3,119
Long Beach CA Harbor Rev	4.50%	5/15/2010 (3)	7,380	7,808
Long Beach CA Harbor Rev	6.00%	5/15/2010 (3)	3,200	3,631
Long Beach CA Harbor Rev	6.00%	5/15/2011 (3)	1,000	1,140
Long Beach CA Harbor Rev	5.00%	5/15/2012 (3)	7,100	7,676
Long Beach CA Harbor Rev	5.75%	5/15/2012	10,050	11,168
Long Beach CA Harbor Rev	6.00%	5/15/2012 (3)	4,000	4,587
Long Beach CA Harbor Rev	6.00%	5/15/2013 (3)	6,700	7,708
Long Beach CA Harbor Rev	6.00%	5/15/2014 (3)	7,405	8,547
Los Angeles CA COP	5.00%	4/1/2014 (2)	1,435	1,571
Los Angeles CA COP	5.00%	4/1/2015 (2)	1,560	1,679
Los Angeles CA COP	5.00%	4/1/2016 (2)	1,725	1,845
Los Angeles CA COP	5.00%	4/1/2018 (2)	1,950	2,065
Los Angeles CA Community College Dist. GO	5.50%	8/1/2013 (1)	6,250	7,063
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.00%	8/15/2010 (1)	10,975	12,755
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.125%	8/15/2011 (1)	1,300	1,531
Los Angeles CA Dept. of Airports International Airport Rev	5.00%	5/15/2011 (1)	13,255	14,684
Los Angeles CA Dept. of Airports International Airport Rev	5.00%	5/15/2013 (1)	10,500	11,639
Los Angeles CA Dept. of Water & Power Rev	5.00%	7/1/2009	5,650	6,248
Los Angeles CA Dept. of Water & Power Rev	5.125%	10/15/2013 (1)(ETM)	3,500	3,850
Los Angeles CA Dept. of Water & Power Rev	5.25%	7/1/2015 (1)	4,600	5,071
Los Angeles CA Dept. of Water & Power Rev	5.00%	10/15/2015 (1)(ETM)	10,000	10,717
Los Angeles CA Dept. of Water &Power Rev	5.00%	10/15/2017 (1)(ETM)	7,600	8,130
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.33%	9/8/2004	2,000	2,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.33%	9/1/2004	4,675	4,675
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.35%	9/1/2004	1,800	1,800
Los Angeles CA GO	5.25%	9/1/2012 (3)	2,000	2,266
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2007	3,000	3,195
Los Angeles CA Harbor Dept. Rev	5.25%	11/1/2008	4,195	4,463
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2010 (2)	2,750	3,057
Los Angeles CA Harbor Dept. Rev	5.875%	8/1/2010	6,000	6,424
Los Angeles CA Harbor Dept. Rev	5.90%	8/1/2011	7,385	7,910
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2015 (2)	1,625	1,787
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.00%	9/1/2012 (3)	7,480	8,318
Los Angeles CA USD GO	5.25%	7/1/2009 (1)(Prere.)	5,175	5,872
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,759
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,759
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	6,615	7,619
Los Angeles CA USD GO	5.50%	7/1/2010 (3)(Prere.)	9,160	10,503
Los Angeles CA USD GO	5.50%	7/1/2011 (1)	16,525	18,873
Los Angeles CA USD GO	5.50%	7/1/2012 (1)	5,240	6,012
Los Angeles CA USD GO	6.00%	7/1/2012 (3)	1,470	1,736
Los Angeles CA USD GO	6.00%	7/1/2013 (3)	3,745	4,449
Los Angeles CA USD GO	6.00%	7/1/2014 (3)	1,440	1,722
Los Angeles CA USD GO	5.00%	7/1/2016 (4)	3,000	3,263
Los Angeles CA USD GO	5.00%	7/1/2017 (4)	5,000	5,411
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.00%	12/1/2011 (2)	2,360	2,774
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.00%	12/1/2013 (2)	2,760	3,285
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.50%	7/1/2005 (2)(Prere.)	1,500	1,582
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	6.00%	7/1/2011 (2)	2,745	3,215
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.25%	7/1/2014 (1)	7,000	7,633
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.25%	7/1/2014 (4)	14,000	15,664
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.00%	7/1/2016 (4)	8,410	9,148
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	9/1/2008 (1)	3,555	3,840
Los Angeles County CA Public Works Financing Auth. Rev	5.25%	9/1/2015 (1)	1,000	1,075
Los Angeles County CA Public Works Financing Auth. Rev	5.00%	10/1/2016 (1)	10,000	10,694
Los Angeles County CA Schools COP	0.00%	8/1/2009 (2)	1,890	1,618
Los Angeles County CA Schools COP	0.00%	8/1/2011 (2)	1,945	1,507
Los Angeles County CA Schools COP	0.00%	8/1/2013 (2)	2,010	1,398
MSR California Public Power Agency Rev. (San Juan Project)	5.00%	7/1/2009 (1)	1,840	2,034
MSR California Public Power Agency Rev. (San Juan Project)	5.00%	7/1/2013 (1)	1,500	1,650
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/2013 (1)	2,500	2,728
MSR California Public Power Agency Rev. (San Juan Project)	6.75%	7/1/2020 (1)(ETM)	2,625	3,226
Metro. Water Dist. of Southern California Rev	8.00%	7/1/2008 (ETM)	2,000	2,421
Metro. Water Dist. of Southern California Rev	5.00%	7/1/2012	21,495	23,881
Metro. Water Dist. of Southern California Rev. VRDO	1.30%	9/8/2004	1,400	1,400
Metro. Water Dist. of Southern California Rev. VRDO	1.33%	9/8/2004	5,605	5,605
Modesto CA Irrigation Dist. COP	5.00%	7/1/2017 (1)	3,165	3,398
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/2015 (2)	4,365	4,717
Mojave CA Water Agency COP	5.45%	9/1/2015 (1)	6,150	6,774
Mount San Antonio CA Community College Dist	5.00%	8/1/2010 (1)	1,790	1,991
Mount San Antonio CA Community College Dist	5.00%	8/1/2011 (1)	1,130	1,258
Mt. Diablo CA USD GO	5.00%	8/1/2015 (4)	2,110	2,290
Mt. Diablo CA USD GO	5.00%	8/1/2016 (4)	2,210	2,384
New Haven CA USD GO	12.00%	8/1/2012 (4)	3,440	5,475
New Haven CA USD GO	12.00%	8/1/2015 (4)	2,905	4,933
Newark CA USD GO	0.00%	8/1/2008 (4)	1,685	1,511
Newark CA USD GO	0.00%	8/1/2009 (4)	1,065	913
Newark CA USD GO	0.00%	8/1/2010 (4)	1,000	817
North City West CA Community Dist	6.00%	9/1/2005 (4)	1,510	1,577
North City West CA Community Dist	6.00%	9/1/2006 (4)	1,600	1,736
North City West CA Community Dist	6.00%	9/1/2007 (4)	1,695	1,860
North City West CA Community Dist	5.75%	9/1/2015 (4)	2,000	2,179
Northern California Power Agency Rev	5.25%	8/1/2015 (2)	2,000	2,170
Oakland CA COP	5.00%	4/1/2011 (2)	1,855	2,048
Oakland CA COP	5.00%	4/1/2012 (2)	3,145	3,475
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.50%	10/1/2012 (2)	3,000	3,441
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.50%	10/1/2013 (2)	1,500	1,725
Oakland CA Redev. Agency (Central Dist.)	5.50%	9/1/2013 (3)	3,990	4,553
Oakland CA Redev. Agency (Central Dist.)	5.50%	9/1/2015 (3)	3,790	4,269
Oakland CA Redev. Agency (Central Dist.)	5.50%	9/1/2016 (3)	6,210	6,976
Orange County CA Airport Rev	6.00%	7/1/2005 (1)	4,020	4,162
Orange County CA Airport Rev	6.00%	7/1/2006 (1)	9,565	10,247
Orange County CA Airport Rev	5.375%	7/1/2009 (1)	1,950	2,122
Orange County CA Airport Rev	5.00%	7/1/2011 (4)	3,165	3,510
Orange County CA Airport Rev	5.50%	7/1/2011 (1)	3,580	3,916
Orange County CA Airport Rev	5.00%	7/1/2017 (4)	1,725	1,859
Orange County CA Airport Rev	5.00%	7/1/2018 (4)	1,500	1,606
Orange County CA Dev. Agency Tax Allocation	5.25%	9/1/2014 (1)	1,415	1,579
Orange County CA Dev. Agency Tax Allocation	5.25%	9/1/2015 (1)	1,485	1,631
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016 (1)	1,570	1,732
Orange County CA Local Transp. Auth. Sales Tax Rev	5.00%	2/15/2011 (2)	3,250	3,603
Orange County CA Local Transp. Auth. Sales Tax Rev	5.70%	2/15/2011 (2)	15,445	17,739
Orange County CA Recovery COP	6.00%	7/1/2008 (1)	10,980	12,449
Orange County CA Recovery COP	6.00%	6/1/2010 (1)	3,800	4,413
Orange County CA Sanitation Dist. COP VRDO	1.30%	9/8/2004 (2)	4,310	4,310
Orange County CA Sanitation Dist. COP VRDO	1.33%	9/1/2004	1,495	1,495
Palomar Pomerado Health System California Rev	5.375%	11/1/2010 (1)	2,670	2,963
Palomar Pomerado Health System California Rev	5.375%	11/1/2012 (1)	7,080	7,818
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	1.32%	9/8/2004 (2)	4,000	4,000
Pasadena CA Electric Rev	5.00%	6/1/2017 (1)	2,320	2,491
Pasadena CA Electric Rev	5.00%	6/1/2018 (1)	2,535	2,706
Pomona CA Single Family Mortgage Rev	7.60%	5/1/2023 (ETM)	13,000	17,336
Port of Oakland CA Rev	5.50%	11/1/2008 (3)	2,500	2,764
Port of Oakland CA Rev	5.50%	11/1/2009 (3)	1,000	1,115
Port of Oakland CA Rev	5.375%	11/1/2010 (1)	9,000	9,817
Port of Oakland CA Rev	5.50%	11/1/2010 (3)	8,805	9,781
Port of Oakland CA Rev	5.00%	11/1/2011 (3)	5,160	5,740
Port of Oakland CA Rev	5.50%	11/1/2011 (1)	5,850	6,416
Port of Oakland CA Rev	5.00%	11/1/2012 (3)	2,650	2,951
Port of Oakland CA Rev	5.00%	11/1/2012 (1)	7,020	7,645
Port of Oakland CA Rev	5.25%	11/1/2013 (3)	7,150	8,031
Port of Oakland CA Rev	5.00%	11/1/2014 (1)	8,090	8,666
Port of Oakland CA Rev	5.25%	11/1/2014 (3)	5,000	5,611
Port of Oakland CA Rev	5.25%	11/1/2015 (3)	5,000	5,558
Port of Oakland CA Rev	5.25%	11/1/2016 (3)	6,300	6,982
Rancho CA Water Dist. Finance Auth. Rev	5.875%	11/1/2010 (3)	3,000	3,202
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.00%	9/1/2010 (2)	3,820	4,241
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.00%	9/1/2011 (2)	1,520	1,688
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.00%	9/1/2015 (2)	2,835	3,121
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.00%	9/1/2016 (2)	5,100	5,570
Redding CA Electric System COP	5.375%	6/1/2014 (2)	1,500	1,624
Redding CA Electric System COP	5.375%	6/1/2015 (2)	1,500	1,608
Redding CA Electric System COP	5.375%	6/1/2016 (2)	2,080	2,230
Riverside CA Electric Rev	5.375%	10/1/2013 (2)	5,895	6,525
Riverside County CA Mortgage Rev	8.35%	6/1/2013 (ETM)	6,650	8,879
Roseville CA Water Util. Rev. COP	5.20%	12/1/2015 (3)	5,000	5,414
Sacramento CA Cogeneration Auth. Rev	5.25%	7/1/2011 (1)	4,730	5,211
Sacramento CA Cogeneration Auth. Rev	5.25%	7/1/2014 (1)	5,500	6,080
Sacramento CA Cogeneration Auth. Rev	5.25%	7/1/2015 (1)	5,755	6,250
Sacramento CA Cogeneration Auth. Rev	5.00%	7/1/2017 (1)	4,760	5,103
Sacramento CA County Sanitation Dist. Financing Auth	6.00%	12/1/2013	2,500	2,914
Sacramento CA County Sanitation Dist. Financing Auth	6.00%	12/1/2015	2,500	2,885
Sacramento CA Financing Auth. Lease Rev	5.00%	11/1/2014 (1)	4,170	4,630
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/2014 (4)	6,025	6,830
Sacramento CA Muni. Util. Dist. Rev	6.25%	8/15/2010 (1)	33,800	39,137
Sacramento CA Muni. Util. Dist. Rev	5.00%	11/15/2012 (1)	2,185	2,442
Sacramento CA Muni. Util. Dist. Rev	5.10%	7/1/2013 (2)	2,850	3,121
Sacramento CA Muni. Util. Dist. Rev	5.25%	8/15/2013 (4)	1,000	1,118
Sacramento CA Muni. Util. Dist. Rev	5.25%	8/15/2014 (4)	2,500	2,788
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/2015 (1)	8,270	8,887
Sacramento County CA Airport Rev	5.00%	7/1/2013 (4)	1,005	1,075
Sacramento County CA Airport Rev	5.25%	7/1/2014 (4)	1,060	1,143
Sacramento County CA Airport Rev	5.25%	7/1/2017 (4)	1,230	1,309
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.50%	6/1/2010 (1)(ETM)	5,500	6,070
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.00%	6/1/2015 (2)	1,235	1,349
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2014 (2)	1,085	1,196
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2015 (2)	1,150	1,277
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2016 (2)	1,215	1,348
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2017 (2)	1,285	1,421
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/2018 (2)	1,360	1,499
San Bernardino County CA Justice Center and Airport COP	5.00%	7/1/2014 (1)	5,585	6,162
San Bernardino County CA Medical Center COP	5.50%	8/1/2006 (1)	8,500	9,112
San Bernardino County CA Medical Center COP	5.50%	8/1/2007 (1)	5,000	5,500
San Bernardino County CA Medical Center COP	5.50%	8/1/2017 (1)	5,250	5,978
San Bernardino County CA Medical Center COP	6.50%	8/1/2017 (1)	5,000	6,188
San Diego CA Financing Auth. Lease Rev	5.25%	4/1/2012 (2)	3,000	3,313
San Diego CA Financing Auth. Lease Rev	5.25%	4/1/2014 (2)	5,680	6,297
San Diego CA USD GO	0.00%	7/1/2009 (3)	6,270	5,396
San Diego CA USD GO	0.00%	7/1/2014 (3)	3,400	2,260
San Diego CA USD GO	5.50%	7/1/2017 (1)	2,895	3,369
San Diego CA Water Util. Rev	5.375%	8/1/2008 (3)(Prere.)	2,000	2,257
San Diego CA Water Util. Rev	5.375%	8/1/2008 (3)(Prere.)	3,000	3,385
San Diego CA Water Util. Rev. COP	5.375%	8/1/2008 (3)(Prere.)	2,085	2,353
San Francisco CA Bay Area Rapid Transit Rev	5.55%	7/1/2005 (3)(Prere.)	2,260	2,362
San Francisco CA City & County COP (San Bruno Jail)	5.25%	10/1/2014 (2)	2,860	3,188
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017 (2)	1,000	1,085
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	1.28%	9/1/2004 (2)	3,980	3,980
San Francisco CA City & County International Airport Rev	6.00%	5/1/2007 (1)	2,645	2,890
San Francisco CA City & County International Airport Rev	5.50%	5/1/2008 (4)	3,000	3,274
San Francisco CA City & County International Airport Rev	6.25%	5/1/2008 (1)	2,190	2,444
San Francisco CA City & County International Airport Rev	5.50%	5/1/2009 (4)	3,000	3,275
San Francisco CA City & County International Airport Rev	5.50%	5/1/2009 (4)	3,110	3,388
San Francisco CA City & County International Airport Rev	5.50%	5/1/2009 (4)	1,915	2,113
San Francisco CA City & County International Airport Rev	5.50%	5/1/2009 (1)	2,945	3,209
San Francisco CA City & County International Airport Rev	5.00%	5/1/2010 (3)	5,140	5,689
San Francisco CA City & County International Airport Rev	5.50%	5/1/2010 (3)	2,000	2,194
San Francisco CA City & County International Airport Rev	5.50%	5/1/2010 (1)	4,335	4,792
San Francisco CA City & County International Airport Rev	5.50%	5/1/2010 (4)	3,280	3,540
San Francisco CA City & County International Airport Rev	5.50%	5/1/2010 (4)	2,020	2,222
San Francisco CA City & County International Airport Rev	5.25%	5/1/2011 (3)	4,150	4,492
San Francisco CA City & County International Airport Rev	5.00%	5/1/2012 (3)	2,065	2,202
San Francisco CA City & County International Airport Rev	5.25%	5/1/2012 (3)	4,380	4,741
San Francisco CA City & County International Airport Rev	5.50%	5/1/2012 (4)	3,650	3,988
San Francisco CA City & County International Airport Rev	5.00%	5/1/2013 (3)	2,230	2,367
San Francisco CA City & County International Airport Rev	5.25%	5/1/2013 (1)	2,430	2,707
San Francisco CA City & County International Airport Rev	5.25%	5/1/2013 (2)	3,570	3,856
San Francisco CA City & County International Airport Rev	5.00%	5/1/2014 (3)	2,340	2,468
San Francisco CA City & County International Airport Rev	5.25%	5/1/2014 (1)	3,185	3,516
San Francisco CA City & County International Airport Rev	5.50%	5/1/2014 (4)	4,065	4,434
San Francisco CA City & County International Airport Rev	5.25%	5/1/2015 (1)	4,015	4,410
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.00%	7/1/2016 (4)	3,270	3,513
San Francisco CA City & County Water Rev	5.00%	11/1/2017 (1)	4,865	5,232
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2006 (1)	10,000	9,742
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2011 (1)	7,140	5,666
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00%	1/15/2014 (1)	5,500	3,722
San Jose CA Airport Rev	5.375%	3/1/2013 (4)	4,945	5,574
San Jose CA Airport Rev	5.375%	3/1/2014 (4)	7,550	8,429
San Jose CA Airport Rev	5.375%	3/1/2015 (4)	7,950	8,858
San Jose CA Financing Auth. Lease Rev	5.00%	9/1/2013 (1)	9,570	10,500
San Jose CA Redev. Agency	5.25%	8/1/2013 (1)	5,000	5,646
San Jose CA Redev. Agency	5.25%	8/1/2014 (1)	5,000	5,645
San Jose CA USD GO	5.50%	8/1/2012 (3)	1,930	2,194
San Jose CA USD GO	5.50%	8/1/2013 (3)	1,950	2,213
San Jose CA USD GO	5.25%	8/1/2014 (4)	2,540	2,832
San Jose CA USD GO	5.60%	8/1/2014 (3)	2,685	3,062
San Jose CA USD GO	5.25%	8/1/2015 (4)	2,790	3,064
San Jose CA USD GO	5.60%	8/1/2015 (3)	2,745	3,110
San Mateo CA Redev. Auth. Tax Allocation	4.75%	8/1/2011	1,255	1,348
San Mateo CA Redev. Auth. Tax Allocation	5.00%	8/1/2012	1,000	1,077
San Mateo CA Redev. Auth. Tax Allocation	5.20%	8/1/2015	2,045	2,177
San Mateo CA Redev. Auth. Tax Allocation	5.25%	8/1/2016	2,225	2,363
San Mateo CA Union High School Dist. GO	0.00%	9/1/2010 (3)	1,200	977
San Mateo CA Union High School Dist. GO	0.00%	9/1/2012 (3)	1,180	868
San Mateo CA Union High School Dist. GO	0.00%	9/1/2013 (3)	1,715	1,192
San Mateo CA Union High School Dist. GO	0.00%	9/1/2014 (3)	1,500	990
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015 (3)	1,300	1,459
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018 (3)	1,515	1,683
San Mateo County CA Transp. Dist. Sales Tax Rev	5.25%	6/1/2013 (4)	1,865	2,064
San Mateo County CA Transp. Dist. Sales Tax Rev	5.25%	6/1/2014 (4)	4,275	4,751
San Ramon Valley CA USD GO	0.00%	7/1/2007 (3)	3,950	3,700
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.00%	9/1/2018 (3)	2,685	2,878
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2009 (1)	3,040	3,389
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2010 (1)	1,600	1,790
Santa Barbara County CA COP	5.25%	12/1/2012 (2)	1,000	1,132
Santa Barbara County CA COP	5.25%	12/1/2013 (2)	2,355	2,650
Santa Barbara County CA COP	5.25%	12/1/2015 (2)	1,065	1,180
Santa Barbara County CA COP	5.25%	12/1/2016 (2)	1,760	1,942
Santa Clara CA Electric Rev	5.25%	7/1/2017 (1)	1,475	1,627
Santa Clara CA Electric Rev	5.25%	7/1/2018 (1)	1,720	1,888
Santa Clara County CA Financing Auth. Lease Rev	7.75%	11/15/2010 (2)	4,500	5,676
Santa Clara County CA Financing Auth. Lease Rev	5.50%	5/15/2011 (2)	4,535	5,119
Santa Clara County CA Financing Auth. Lease Rev	7.75%	11/15/2011 (2)	1,000	1,283
Santa Clara County CA Financing Auth. Lease Rev	5.50%	5/15/2012 (2)	4,785	5,413
Santa Clara Valley CA Transp. Auth. Rev	5.50%	10/2/2006 (2)	14,000	15,058
Santa Margarita/Dana Point CA Auth. Rev	5.50%	8/1/2008 (2)	3,345	3,694
Santa Margarita/Dana Point CA Auth. Rev	5.50%	8/1/2009 (2)	3,860	4,268
Santa Margarita/Dana Point CA Auth. Rev	7.25%	8/1/2009 (1)	2,000	2,412
Santa Margarita/Dana Point CA Auth. Rev	5.50%	8/1/2010 (2)	2,245	2,482
Santa Margarita/Dana Point CA Auth. Rev	7.25%	8/1/2010 (1)	4,630	5,681
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2005 (1)	3,440	3,625
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2007 (1)	1,000	1,144
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2008 (1)	5,610	6,578
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2009 (1)	5,000	5,972
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2010 (1)	3,300	4,004
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2011 (1)	3,490	4,289
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/2012 (4)	5,605	6,243
South Orange County CA Public Finance Auth. Rev	5.25%	8/15/2013 (2)	2,290	2,526
Southern California Public Power Auth. Rev. (San Juan Unit)	5.50%	1/1/2013 (4)	3,500	3,994
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.28%	9/8/2004 (2)LOC	2,300	2,300
Tamalpais CA Union High School Dist. GO	5.00%	8/1/2015 (4)	1,855	2,013
Tamalpais CA Union High School Dist. GO	5.00%	8/1/2016 (4)	1,930	2,082
Tamalpais CA Union High School Dist. GO	5.00%	8/1/2017 (4)	2,015	2,165
Temecula Valley CA USD	6.00%	8/1/2005 (4)	1,000	1,042
Temecula Valley CA USD	6.00%	8/1/2008 (4)	1,370	1,558
Temecula Valley CA USD	5.00%	8/1/2009 (4)	1,380	1,530
Tri-City CA Hosp. Dist	5.50%	2/15/2008 (1)	3,805	4,064
Tri-City CA Hosp. Dist	5.50%	2/15/2009 (1)	2,665	2,846
Tri-City CA Hosp. Dist	5.625%	2/15/2011 (1)	2,970	3,177
Tri-City CA Hosp. Dist	5.625%	2/15/2012 (1)	1,880	2,011
Tulare County CA COP	5.80%	11/15/2004 (1)	1,000	1,009
Tulare County CA COP	5.00%	8/15/2015 (1)	6,460	7,143
Univ. of California Rev	5.00%	5/15/2007 (2)	2,000	2,166
Univ. of California Rev	5.00%	5/15/2009 (2)	17,500	19,361
Univ. of California Rev. (Multiple Purpose Project)	5.00%	9/1/2013	1,000	1,096
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2013 (3)	3,150	3,463
Univ. of California Rev. (Multiple Purpose Project)	5.00%	9/1/2014	8,485	9,281
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014 (4)	4,290	4,711
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015 (4)	4,515	4,907
Ventura County CA COP Public Finance Auth	5.375%	8/15/2013 (4)	4,320	4,779
Ventura County CA Community College Dist. GO	5.00%	8/1/2016 (1)	3,100	3,371
Ventura County CA Community College Dist. GO	5.00%	8/1/2017 (1)	2,300	2,489
Vista CA USD GO	5.375%	8/1/2015 (4)	1,500	1,682
Vista CA USD GO	5.375%	8/1/2016 (4)	1,885	2,108
Vista CA USD GO	5.375%	8/1/2017 (4)	1,615	1,803
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.00%	6/1/2005 (1)	3,675	3,798
Outside California:
Guam International Airport Auth. Rev	5.00%	10/1/2008 (1)	4,915	5,321
Guam International Airport Auth. Rev	5.00%	10/1/2010 (1)	6,050	6,569
Guam International Airport Auth. Rev	5.00%	10/1/2011 (1)	6,400	6,933
Puerto Rico Aqueduct & Sewer Auth. Rev	6.00%	7/1/2009 (1)	5,250	6,053
Puerto Rico Aqueduct & Sewer Auth. Rev	6.25%	7/1/2012 (1)	1,000	1,207
Puerto Rico Electric Power Auth. Rev	6.50%	7/1/2005 (1)	5,500	5,732
Puerto Rico Electric Power Auth. Rev	5.00%	7/1/2010	7,500	8,246
Puerto Rico Electric Power Auth. Rev	5.75%	7/1/2010 (4)(Prere.)	4,000	4,634
Puerto Rico Electric Power Auth. Rev	5.75%	7/1/2010 (4)(Prere.)	2,700	3,128
Puerto Rico Electric Power Auth. Rev	5.00%	7/1/2011	12,500	13,758
Puerto Rico Electric Power Auth. Rev	5.50%	7/1/2011 (4)	6,050	6,880
Puerto Rico Electric Power Auth. Rev	6.00%	7/1/2012 (1)	8,235	9,802
Puerto Rico GO	4.00%	7/1/2007 (ETM)	555	586
Puerto Rico GO	4.00%	7/1/2007	3,510	3,684
Puerto Rico GO	5.00%	7/1/2008 (ETM)	500	549
Puerto Rico GO	5.00%	7/1/2008	3,215	3,500
Puerto Rico GO	5.75%	7/1/2010 (2)	7,000	8,092
Puerto Rico GO	6.50%	7/1/2011 (1)	2,500	3,021
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	2,000	2,000
Puerto Rico Highway & Transp. Auth. Rev	5.25%	7/1/2009	10,000	11,071
Puerto Rico Highway & Transp. Auth. Rev	5.25%	7/1/2010	5,000	5,564
Puerto Rico Highway & Transp. Auth. Rev	5.50%	7/1/2013 (1)	2,250	2,608
Puerto Rico Highway &Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	1,400	1,400
Puerto Rico Housing Finance Corp. Home Mortgage Rev	4.45%	6/1/2027	7,420	7,621
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010 (4)	17,775	20,212
Puerto Rico Muni. Finance Agency	5.75%	8/1/2011 (4)	5,500	6,272
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.25%	7/1/2009	11,345	12,560
Puerto Rico Public Finance Corp. PUT	5.75%	2/1/2012 LOC	20,000	22,546
Univ. of Puerto Rico Rev	5.75%	6/1/2012 (1)	2,000	2,284
Univ. of Puerto Rico Rev	5.20%	6/1/2016 (1)	1,215	1,345
Univ. of Puerto Rico Rev	5.75%	6/1/2016 (1)	1,000	1,137

TOTAL MUNICIPAL BONDS
(Cost $2,374,967)				2,489,651

OTHER ASSETS AND LIABILITIES-NET (0.8%)				20,944

NET ASSETS (100%)				$2,510,595

* Securities with a value of $7,834,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate. GAN — Grant Anticipation Note. GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $2,389,228,000. Net unrealized appreciation of investment securities was $100,423,000, consisting of unrealized gains of $103,771,000 on securities that had risen in value since their purchase and $3,348,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(120)	$13,478	($ 61)
5-Year U.S. Treasury Note	(170)	18,814	(66)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.